UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:     March  31,  2008

Check here if Amendment:     ___     ; Amendment Number:     _____
This Amendment (Check only one.)     ___ is a restatement.
                                   ___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Eastbourne Capital Management, L.L.C.
Address:  1101 Fifth Avenue, Suite 370
          San Rafael, CA  94901

Form 13F File Number:     28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric M. Sippel, Esq.
Title:     Chief Operating Officer
Phone:     415-448-1200

Signature, Place and Date of Signing:

     Eric M. Sippel          San Rafael, CA                May 9, 2008

Report Type (Check only one.):

 X     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               19

Form 13F Information Table Value Total:        2,754,529


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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
NAME OF ISSUER                   TITLE OF    CUSIP    VALUE     SHARES    SH/  INV.  OTHER  VOTING AUTH
                                  CLASS               X1000               PRN  DISC   MGR      SOLE
Agnico-Eagle Mines               COMM      008474108  477271   7,048,748  SH   SOLE           7,048,748
Amylin Pharmaceuticals, Inc.     COMM      032346108  601009  20,575,442  SH   SOLE          20,575,442
AutoImmune Inc.                  COMM      052776101    1825   1,042,800  SH   SOLE           1,042,800
Barrick Gold Corp.               COMM      067901108  217250   5,000,000  SH   SOLE           5,000,000
Berkshire Hathaway Inc. Class B  COMM      084670207   30975       6,925  SH   SOLE               6,925
ConocoPhillips                   COMM      20825C104   18626     244,400  SH   SOLE             244,400
Devon Energy Corporation         COMM      25179M103   20813     199,496  SH   SOLE             199,496
Helca Mining Co.                 COMM      422704106  167860  15,041,188  SH   SOLE          15,041,188
Illumina, Inc.                   COMM      452327109    9078     119,600  SH   SOLE             119,600
MGIC Investment Corp.            COMM      552848103   71651   6,804,469  SH   SOLE           6,806,469
Neose Technologies               COMM      640522108    1217   4,344,932  SH   SOLE           4,344,932
Pain Therapeutics, Inc.          COMM      69562K100   93591  11,075,874  SH   SOLE          11,075,874
Pilgrim's Pride Corp.            COMM      721467108   57455   2,840,079  SH   SOLE           2,840,079
Sandisk Corp.                    COMM      80004C101   17543     777,270  SH   SOLE             777,270
Stillwater Mining Comp.          COMM      86074Q102  125391   8,105,451  SH   SOLE           8,105,451
Synopsys, Inc.                   COMM      871607107    1884      82,954  SH   SOLE              82,954
Telik, Inc.                      COMM      87959M109   38396  15,736,019  SH   SOLE          15,736,019
The Coca-Cola Co.                COMM      191216100  456520   7,499,919  SH   SOLE           7,499,919
Tyson Foods, Inc.-Class A        COMM      902494103  346176  21,703,800  SH   SOLE          27,703,800